CONCENTRATIONS OF RISK (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Revenue	$ 937,873	$ 184,882	$ 1,286,389	$ 233,875	$ 1,455,884	$ 881,051
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.49%	39.62%	44.44%		90.20%	78.80%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	29.43%		28.32%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage			44.10%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Three Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.56%	13.93%	10.62%	14.07%	29.58%	23.55%
Revenue	$ 136,525	$ 25,750	$ 136,675	$ 32,931	$ 434,483	$ 194,922
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.85%		11.00%	20.24%	14.95%
Revenue		$ 25,604		$ 25,750	$ 297,227	$ 132,440
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.84%			7.40%	5.51%
Revenue		$ 21,896			$ 108,756	$ 48,835
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.79%